                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  9/30/99

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Chesapeake Asset Management LLC
Address: One Rockefeller Plaza
         Suite 1210
         New York, NY 10020

Form 13F File Number: 28-7490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Cathaleen Lindsay
Title:   13F Compliance Officer
Phone:   212-218-4040

Signature, Place, and Date of Signing:

    /s/  Cathaleen Lindsay     New York, NY           11/15/99
    _______________________    _____________________  _________
         [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]





































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

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     116

Form 13F Information Table Value Total:     $162,299
                                            (thousand)


List of Other Included Managers:            NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]
























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

                                                    CHEASPEAKE ASSET MANAGEMENT LLC
                                                      FORM 13F INFORMATION TABLE
                                                         AS OF DATE:  9/30/99
  (COLUMN 1)           (COLUMN 2) (COLUMN 3) (COLUMN 4)(COLUMN 5) (COLUMN 6)         (COLUMN 7)     (COLUMN 8)
   ---------            --------   --------   --------  --------   ---------          --------       --------
                                                                INVESTMENT DISCRETION        VOTING AUTHORITY (SHARES)
                                                                            SHARED
                        TITLE     CUSIP    FAIR MARKET SHRS OR  SOLE SHARED OTHER  OTHER     SOLE    SHARED     NONE
NAME OF ISSUER          OF CLASS  NUMBER     VALUE     PRN AMT  (A)   (B)   (C)    MGR.       (A)      (B)       (C)
--------------          --------  ------   ----------- -------  ---  -----  ----   ------    ------  -------   ------
ACORN INVT TR INTL FD   MUTUAL   004851200    641,899   24,519  X                                                24,519
ACUSON CORP.            COMMON   005113105  1,038,488   81,450  X                             5,500              75,950
ADVO INC.               COMMON   007585102  1,117,337   56,042  X                            17,500              38,542
AES CORP.               COMMON   00130H105    354,000    6,000  X                             6,000                   0
AFLAC INC.              COMMON   001055102  5,020,980  119,904  X                            21,974              97,930
AMAZON COM INC.         COMMON   023135106    616,958    7,718  X                                                 7,718
AMERADA HESS CORP.      COMMON   023551104  1,105,563   18,050  X                             5,500              12,550
AMERICA ONLINE INC.     COMMON   02364J104  5,927,920   56,965  X                            19,250              37,715
AMERICAN EXPRESS CO.    COMMON   025816109    819,585    6,071  X                             3,837               2,234
AMERICAN HOME PRODUCTS  COMMON   026609107    345,280    8,320  X                             5,400               2,920
AMERITECH CORP.         COMMON   030954101    222,825    3,338  X                                                 3,338
AMYLIN PHARMACEUTICAL   COMMON   032346108     80,750   17,000  X                                                17,000
ANHEUSER BUSCH COS.
  INC.                  COMMON   035229103  1,526,522   21,788  X                             4,896              16,892
ARCHER DANIELS MIDLAND  COMMON   039483102  1,293,701  106,697  X                            41,611              65,086
ARGOSY GAMING CORP.     COMMON   040228108    160,723   12,130  X                            12,130                   0
ASARCO INC.             COMMON   043413103    270,000   10,000  X                            10,000                   0
AT HOME CORP.           COMMON   045919107  4,142,631   99,973  X                            41,850              58,123
AT&T CORP.              COMMON   001957109  2,098,984   48,252  X                            28,000              20,252
BJS WHSL CLUB INC.      COMMON   05548J106  3,433,566  116,146  X                            40,992              75,154
BAKER HUGHES INC.       COMMON   057224107    913,500   31,500  X                            25,300               6,200
BELL ATLANTIC CORP.     COMMON   077853109    296,671    4,407  X                                                 4,407
BRISTOL MYERS SQUIBB    COMMON   110122108    426,195    6,314  X                             2,000               4,314
BRITISH TELECOM PLC     COMMON   111021408  1,254,994    8,100  X                             3,300               4,800
CABLETRON SYSTEMS INC.  COMMON   126920107  1,960,938  125,000  X                            77,900              47,100
CADBURY SCHWEPPES PLC   COMMON   127209302    461,384   16,664  X                             5,374              11,290
CARNIVAL CORP. CL A     COMMON   143658102  1,264,588   29,071  X                             8,000              21,071
CHASE MANHATTAN CORP.   COMMON   16161A108  4,805,156   63,750  X                            31,900              31,850
CHUBB CORP.             COMMON   171232101    516,100   10,400  X                             7,000               3,400
CHURCH & DWIGHT INC.    COMMON   171340102    354,750   14,190  X                             1,100              13,090
CIENA CORP.             COMMON   171779101    459,425   12,587  X                                                12,587
CIFRA SA DE CV ADR      COMMON   171785405    982,536   63,145  X                            21,786              41,359
CITIGROUP INC.          COMMON   172967101  3,051,444   69,351  X                            30,700              38,651
CITRIX SYSTEMS INC.     COMMON   177376100    385,747    6,228  X                                                 6,228
SUBTOTAL                                   47,351,140
COLGATE PALMOLIVE CO.   COMMON   194162103    261,001    5,705  X                                                 5,705
COPYTELE INC.           COMMON   217721109     33,250   28,000  X                            28,000                   0
CORNING INC.            COMMON   219350105    308,531    4,500  X                                                 4,500


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CSG SYSTEMS
  INTERNATIONAL INC.    COMMON   126349109    251,315    9,170  X                                                 9,170
DELPHI AUTOMOTIVE
  SYSTEMS               COMMON   247126105    239,171   14,890  X                             8,804               6,086
DIAMOND OFFSHORE
  DRILLING              COMMON   25271C102  1,001,250   30,000  X                            17,200              12,800
DYNAMOTIVE
  TECHNOLOGICAL         COMMON   267924108      6,270   16,500  X                                                16,500
E I DUPONT DE NEMOURS   COMMON   263534109    311,938    5,156  X                                                 5,156
EASTMAN KODAK CO.       COMMON   277461109  2,392,246   31,633  X                            15,700              15,933
ENGELHARD CORP.         COMMON   292845104    370,931   20,325  X                             3,600              16,725
EQUITY RESIDENTIAL
  PPTYS                 COMMON   29476L107    213,358    5,035  X                             2,809               2,226
ERICSSON L M TEL CO. A  COMMON   294821400  8,105,063  259,362  X                            65,400             193,962
EXODUS COMMUNICATIONS   COMMON   302088109  1,181,969   16,402  X                                                16,402
EXXON CORP.             COMMON   302290101 27,419,964  360,789  X                           348,695              12,094
FDX CORP.               COMMON   31304N107    388,750   10,000  X                             6,700               3,300
FEDERAL HOME LOAN MTG.  COMMON   313400301    837,200   16,100  X                            11,000               5,100
FEDERAL NATIONAL MTG.
  ASSN.                 COMMON   313586109  2,258,317   36,025  X                            12,100              23,925
FIDELITY SECS FD OTC
  PORTFOLIO             MUTUAL   316389105    274,933    5,787  X                                                 5,787
FIRST HEALTH GROUP CO.  COMMON   320960107  1,176,331   52,427  X                            12,400              40,027
FIRST UNION CORP.       COMMON   337358105  1,294,256   36,330  X                            19,450              16,880
GENERAL ELECTRIC CO.    COMMON   369604103  7,461,731   62,935  X                            10,900              52,035
GENERAL MOTORS CORP.    COMMON   370442105  1,341,072   21,308  X                            12,600               8,708
GRUPO TELEVISA SA       COMMON   P4987V137    507,000   26,000  X                            26,000                   0
HALLIBURTON CO.         COMMON   406216101    410,000   10,000  X                            10,000                   0
HEILIG MEYERS CO.       COMMON   422893107    281,665   59,298  X                            15,524              43,774
HOMEBASE INC.           COMMON   43738E108    239,443   60,811  X                            17,870              42,941
IMPERIAL CHEMICAL
  INDS PLC              COMMON   452704505    851,873   19,725  X                            13,400               6,325
INTL BUSINESS MACHINES  COMMON   459200101  2,839,386   23,466  X                            19,228               4,238
INTERNATIONAL PAPER CO. COMMON   460146103    218,204    4,540  X                             4,540                   0
JOHNSON & JOHNSON       COMMON   478160104    258,938    2,818  X                                                 2,818
LYCOS INC.              COMMON   550818108    218,745    4,364  X                                                 4,364
MARIMBA INC.            COMMON   56781Q109  1,090,438   36,500  X                            21,200              15,300
MCI WORLDCOM            COMMON   55268B106  3,206,272   44,609  X                            20,942              23,667
MERCK & CO. INC.        COMMON   589331107  5,292,718   81,662  X                            32,500              49,162
SUBTOTAL                                   72,543,529
MERRILL LYNCH & CO.
  INC.                  COMMON   590188108  1,010,625   15,000  X                            10,200               4,800
MINIMED INC.            COMMON   60365K108    491,250    5,000  X                             5,000                   0
MORGAN J P & CO. INC.   COMMON   616880100    971,125    8,500  X                             4,200               4,300
MOTOROLA INC.           COMMON   620076109  1,703,287   19,356  X                             4,900              14,456
NASDAQ 100 TR UNIT      COMMON   631100104    240,750    2,000  X                             1,300                 700
NEWS CORP LTD. ADR      COMMON   652487703  1,214,281   42,700  X                            14,500              28,200
NEWSCORP LTD. SPON ADR  COMMON   652487802    413,656   15,500  X                             1,500              14,000
NORTH AMERICAN VACCINE  COMMON   657201109  1,939,125  258,550  X                           124,525             134,025
OPPENHEIMER STRATEGIC   MUTUAL   68380K102    127,354   29,412  X                                                29,412
ORACLE SYSTEMS CORP.    COMMON   68389X105  1,401,400   30,800  X                            19,950              10,850


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

PAGING NETWORK INC.     COMMON   695542100    202,847  196,700  X                           113,700              83,000
PARAMETRIC TECHNOLOGY   COMMON   699173100    675,000   50,000  X                            25,500              24,500
PEGASUS SYSTEMS INC.    COMMON   705906105    298,313    7,955  X                                                 7,955
PEPSICO INC.            COMMON   713448108    792,633   25,988  X                            15,900              10,088
PFIZER INC.             COMMON   717081103    688,800   19,200  X                                                19,200
PIONEER NAT RES CO.     COMMON   723787107    162,563   15,300  X                             8,500               6,800
PITNEY BOWES INC.       COMMON   724479100    731,250   12,000  X                             9,000               3,000
PROCTER & GAMBLE CO.    COMMON   742718109    322,500    3,440  X                             1,000               2,440
PXRE CORP.              COMMON   693674103  1,366,822   93,859  X                            27,472              66,387
QWEST COMMUNICATIONS    COMMON   749121109    467,088   15,800  X                            12,000               3,800
REDWOOD TR INC PFD CV   CONVERT  758075600    218,400    8,400  X                                                 8,400
REPUBLIC NEW YORK CORP. COMMON   760719104  1,615,806   26,300  X                             9,700              16,600
ROYAL DUTCH PETROLEUM
  NY                    COMMON   780257804  4,037,217   68,355  X                            15,100              53,255
SBC COMMUNICATIONS INC. COMMON   78387G103    204,292    4,001  X                                                 4,001
SCHLUMBERGER LTD.       COMMON   806857108  3,907,555   62,709  X                            22,900              39,809
SCIENTIFIC ATLANTA INC. COMMON   808655104    406,412    8,200  X                             5,000               3,200
SINGER CO. N V          COMMON   82930F109     34,956   32,900  X                            11,000              21,900
SOUTHDOWN INC.          COMMON   841297104    682,446   12,756  X                             3,168               9,588
SPDR TR UNIT SER 1      COMMON   78462F103    399,125    3,100  X                             1,500               1,600
TARO PHARMACEUTICAL
  INC.                  COMMON   M8737E108    305,000   20,000  X                            20,000                   0
TELEFONICA DE ESPANA    COMMON   879382208    839,520   17,490  X                             3,120              14,370
TEXAS INSTRUMENTS INC.  COMMON   882508104    773,150    9,400  X                             9,400                   0
SUBTOTAL                                   28,644,548
TIME WARNER INC.        COMMON   887315109    234,252    3,856  X                                                 3,856
TOOTSIE ROLL INDS. INC. COMMON   890516107    640,109   19,471  X                             7,164              12,307
TRIANGLE
  PHARMACEUTICALS       COMMON   89589H104    370,562   19,250  X                            19,250                   0
TRIMBLE NAV LTD.        COMMON   896239100    206,269   19,300  X                             7,500              11,800
TYCO INTERNATIONAL LTD. COMMON   902124106  1,607,190   31,132  X                            24,400               6,732
U S INDUSTRIES INC.     COMMON   912080108    170,572   10,830  X                             7,562               3,268
UAL CORP.               COMMON   902549500    653,125   10,000  X                             6,600
UNILEVER N V            COMMON   904784501  3,524,992   51,743  X                            12,945              38,798
UNION PACIFIC CORP.     COMMON   907818108    279,435    5,814  X                             4,164               1,650
UROMED CORP.            COMMON   917274300     56,250   50,000  X                                                50,000
UST INC.                COMMON   902911106  1,001,923   33,190  X                            12,000              21,190
VERISIGN INC.           COMMON   92343E102    262,629    2,466  X                                                 2,466
VODAFONE GROUP PLC      COMMON   92857T107    309,075    6,500  X                                                 6,500
WALT DISNEY CO.         COMMON   254687106  3,180,637  122,332  X                            49,800              72,532
WARNER LAMBERT CO.      COMMON   934488107    236,959    3,570  X                                                 3,570
WESTERN WATER CO.       COMMON   959881103     18,688   11,500  X                            11,500                   0
WIND RIVER SYSTEMS INC. COMMON   973149107  1,007,000   53,000  X                            31,700              21,300

SUBTOTAL                                   13,759,667
SUBTOTAL PAGE 1                            47,351,140
SUBTOTAL PAGE 2                            72,543,529
SUBTOTAL PAGE 3                            28,644,548
TOTAL                                     162,298,884



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02322001.AF7